LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
NOTE 6 -     LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2012	2011
Severance pay funds (see Note 15B)	$11,307	$11,374
Others,(see also investment in limited partnership below)	1,656	1,270
	$12,963	$12,644

Investment in Limited Partnership:

In December 2007, Tower together with CMT Medical Technologies Ltd., a leading provider of advanced digital X-ray imaging systems for medical diagnosis, established a limited partnership to develop and market X-ray detectors for medical applications.  Tower owns 38% of the limited partnership and accounts for the investment in the limited partnership using the equity method.